UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21835

Name of Fund: BlackRock Long-Term Municipal Advantage Trust (BTA)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock Long-Term Municipal Advantage Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O.Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2009

Date of reporting period: 11/01/2008 – 01/31/2009

Item 1 – Schedule of Investments

BlackRock Long-Term Municipal Advantage Trust
Schedule of Investments January 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

		Par
State	Municipal Bonds	(000)	Value
Arizona - 5.5%	Phoenix and Pima County, Arizona, IDA, S/F Mortgage
	Revenue Refunding Bonds, AMT, Series 2007-1, 5.25%,
	8/01/38 (a)(b)(c)	$1,864	$1,762,056
	Pima County, Arizona, IDA, Education Revenue Bonds
	(American Charter Schools Foundation), Series A,
	5.625%, 7/01/38	1,700	1,089,666
	Pima County, Arizona, IDA, Education Revenue
	Refunding Bonds (Arizona Charter Schools Project),
	Series O, 5.25%, 7/01/31	1,000	619,230
	Salt Verde Financial Corporation, Arizona, Senior Gas
	Revenue Bonds, 5%, 12/01/32	1,850	1,234,154
	Salt Verde Financial Corporation, Arizona, Senior Gas
	Revenue Bonds, 5%, 12/01/37	2,590	1,680,573
			6,385,679
Colorado - 3.5%	Colorado HFA, Revenue Refunding Bonds (Adventist Health
	System/Sunbelt Obligor Group), Series D, 5.125%,
	11/15/29	2,500	2,143,800
	Colorado Health Facilities Authority, Revenue
	Refunding Bonds (Poudre Valley Health Care), 5.20%,
	3/01/31 (d)	240	211,850
	Colorado Health Facilities Authority, Revenue
	Refunding Bonds (Poudre Valley Health Care), Series
	B, 5.25%, 3/01/36 (d)	485	420,893
	Colorado Health Facilities Authority, Revenue
	Refunding Bonds (Poudre Valley Health Care), Series
	C, 5.25%, 3/01/40 (d)	850	728,169
	North Range Metropolitan District Number 2,
	Colorado, Limited Tax, GO, 5.50%, 12/15/37	1,200	605,172
			4,109,884
District of Columbia - 13.3%	District of Columbia Tobacco Settlement Financing
	Corporation, Asset-Backed Revenue Refunding Bonds,
	6.25%, 5/15/24	5,940	5,035,932
	District of Columbia Tobacco Settlement Financing
	Corporation, Asset-Backed Revenue Refunding Bonds,
	6.50%, 5/15/33	15,415	10,531,220
			15,567,152
Florida - 3.8%	Jacksonville, Florida, Health Facilities Authority,
	Hospital Revenue Bonds (Baptist Medical Center
	Project), Series A, 5%, 8/15/37	845	638,262
Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the list below.

AMT	Alternative Minimum Tax (subject to)	IDA	Industrial Development Authority
EDA	Economic Development Authority	PCR	Pollution Control Revenue Bonds
GO	General Obligation Bonds	S/F	Single-Family
HFA	Housing Finance Agency

BlackRock Long-Term Municipal Advantage Trust
Schedule of Investments January 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

		Par
State	Municipal Bonds	(000)	Value
	Orange County, Florida, Health Facilities Authority,
	First Mortgage Revenue Bonds (Orlando Lutheran
	Towers), 5.50%, 7/01/38	$1,150	$654,983
	Sarasota County, Florida, Health Facilities Authority,
	Retirement Facility Revenue Refunding Bonds (Village
	on the Isle Project), 5.50%, 1/01/32	520	291,533
	Sumter Landing Community Development District,
	Florida, Recreational Revenue Bonds, Sub-Series B,
	5.70%, 10/01/38	1,435	871,361
	Tolomato Community Development District, Florida,
	Special Assessment Bonds, 6.65%, 5/01/40	1,750	1,097,128
	Watergrass Community Development District, Florida,
	Special Assessment Revenue Bonds, Series A, 5.375%,
	5/01/39	1,850	922,225
			4,475,492
Georgia - 1.0%	Main Street Natural Gas, Inc., Georgia, Gas Project
	Revenue Bonds, Series A, 6.375%, 7/15/38 (e)(f)	585	115,532
	Rockdale County, Georgia, Development Authority
	Revenue Bonds (Visy Paper Project), AMT, Series A,
	6.125%, 1/01/34	1,600	1,031,776
			1,147,308
Illinois - 4.0%	Illinois State Finance Authority Revenue Bonds (Monarch
	Landing, Inc. Project), Series A, 7%, 12/01/37	580	387,434
	Illinois State Finance Authority, Revenue Refunding
	Bonds (Illinois Institute of Technology), Series A, 5%,
	4/01/36	2,000	1,342,020
	Illinois State Finance Authority, Revenue Refunding
	Bonds (Proctor Hospital), Series A, 5.125%, 1/01/25	4,000	2,897,280
			4,626,734
Indiana - 2.1%	Delaware County, Indiana, Hospital Authority,
	Hospital Revenue Bonds (Cardinal Health System
	Obligated Group), 5.25%, 8/01/36	2,000	1,183,780
	Indiana Health and Educational Facilities Financing
	Authority, Hospital Revenue Bonds (Community
	Foundation of Northwest Indiana), 5.50%, 3/01/37	1,985	1,293,684
			2,477,464
Kansas - 0.3%	Lenexa, Kansas, Health Care Facility, Revenue
	Refunding Bonds, 5.50%, 5/15/39	650	352,567
Louisiana - 2.3%	Louisiana Local Government Environmental Facilities
	and Community Development Authority Revenue
	Bonds (Westlake Chemical Corporation), 6.75%,
	11/01/32	2,000	1,389,040
	Saint Tammany Parish, Louisiana, Financing Authority,
	S/F Mortgage Revenue Bonds (Home Ownership
	Program), Series A, 5.25%, 12/01/39 (a)(b)(c)	1,371	1,322,079
			2,711,119
Maryland - 0.6%	Maryland State Health and Higher Educational
	Facilities Authority Revenue Bonds (King Farm
	Presbyterian Community), Series B, 5%, 1/01/17	1,000	754,290

BlackRock Long-Term Municipal Advantage Trust
Schedule of Investments January 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

		Par
State	Municipal Bonds	(000)	Value
Michigan - 1.9%	Garden City, Michigan, Hospital Finance Authority,
	Hospital Revenue Refunding Bonds (Garden City
	Hospital Obligation), Series A, 5%, 8/15/38	$1,540	$777,962
	Royal Oak, Michigan, Hospital Finance Authority,
	Hospital Revenue Refunding Bonds (William Beaumont
	Hospital), 8.25%, 9/01/39	1,400	1,430,464
			2,208,426
Missouri - 1.9%	Missouri State Housing Development Commission, S/F
	Mortgage Revenue Refunding Bonds (Homeownership Loan
	Program), AMT, Series B-1, 5.05%,
	3/01/38 (a)(b)(c)	2,355	2,178,281
Montana - 1.4%	Two Rivers Authority, Inc., Montana, Senior Lien
	Revenue Bonds (Correctional Facilities Project),
	7.25%, 11/01/21 (e)(f)	1,500	600,930
	Two Rivers Authority, Inc., Montana, Senior Lien Revenue
	Bonds (Correctional Facilities Project), 7.375%,
	11/01/27 (e)(f)	2,600	1,040,936
			1,641,866
New Jersey - 1.8%	New Jersey EDA, Cigarette Tax Revenue Bonds, 5.50%,
	6/15/24	2,670	2,087,139
New York - 9.6%	Nassau County, New York, Tobacco Settlement
	Corporation, Senior Asset-Backed Revenue Refunding
	Bonds, Series A-2, 5.26%, 6/01/26 (g)	5,000	4,082,450
	New York City, New York, City IDA, Special Facility
	Revenue Bonds (American Airlines, Inc. - JFK
	International Airport), AMT, 7.625%, 8/01/25	7,600	5,392,200
	New York City, New York, City Transitional Finance
	Authority, Building Aid Revenue Refunding Bonds,
	Series S-1, 4.50%, 1/15/38	370	310,145
	New York Liberty Development Corporation Revenue
	Bonds (Goldman Sachs Headquarters), 5.25%, 10/01/35	1,850	1,487,492
			11,272,287
Pennsylvania - 1.6%	Allegheny County, Pennsylvania, Hospital Development
	Authority, Revenue Refunding Bonds (West Penn Allegheny
	Health System), Series A, 5.375%, 11/15/40	2,080	1,077,440
	Harrisburg, Pennsylvania, Authority, University
	Revenue Bonds (Harrisburg University of Science),
	Series A, 5.40%, 9/01/16	465	441,917
	Pennsylvania HFA, S/F Mortgage Revenue Refunding
	Bonds, AMT, Series 97A, 4.60%, 10/01/27	450	372,717
			1,892,074
South Carolina - 3.5%	Scago Education Facilities Corporation for
	Williamsburg County School District, South Carolina,
	Revenue Refunding Bonds, 5%, 12/01/31 (h)	2,000	1,528,500
	South Carolina Jobs, EDA, Health Care Facilities, First
	Mortgage Revenue Refunding Bonds (Lutheran Homes),
	5.50%, 5/01/28	600	385,410
	South Carolina Jobs, EDA, Health Care Facilities, First
	Mortgage Revenue Refunding Bonds (Lutheran Homes),
	5.625%, 5/01/42	1,000	574,370

BlackRock Long-Term Municipal Advantage Trust
Schedule of Investments January 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

		Par
State	Municipal Bonds	(000)	Value
	South Carolina Jobs, EDA, Senior Lien Revenue
	Refunding Bonds (Burroughs and Chapin Company,
	Inc.), Series A, 4.70%, 4/01/35 (h)	$2,500	$1,658,525
			4,146,805
South Dakota - 0.7%	South Dakota State Health and Educational Facilities
	Authority Revenue Bonds (Sanford Health), 5%, 11/01/40	1,040	873,215
Texas - 3.3%	Brazos River Authority, Texas, PCR, Refunding (TXU
	Energy Company LLC Project), AMT, Series A, 8.25%,
	10/01/30	1,500	900,060
	HFDC of Central Texas, Inc., Retirement Facilities
	Revenue Bonds (Village at Gleannloch Farms), Series
	A, 5.50%, 2/15/27	1,150	717,381
	North Texas Tollway Authority, System Revenue Refunding
	Bonds, Second Tier, Series F, 6.125%, 1/01/31	2,290	2,192,812
			3,810,253
Vermont - 2.1%	Vermont HFA, S/F Housing Revenue Bonds, AMT,
	Series 27, 4.90%, 5/01/38 (d)	3,060	2,472,174
Virginia - 2.6%	Fairfax County, Virginia, EDA, Residential Care
	Facilities, Mortgage Revenue Refunding Bonds
	(Goodwin House, Inc.), 5.125%, 10/01/42	850	480,335
	Peninsula Ports Authority, Virginia, Residential Care
	Facilities, Revenue Refunding Bonds (Baptist Homes),
	Series C, 5.375%, 12/01/26	2,600	1,724,216
	Reynolds Crossing Community Development Authority,
	Virginia, Special Assessment Revenue Bonds (Reynolds
	Crossing Project), 5.10%, 3/01/21	1,000	802,080
			3,006,631
Wisconsin - 5.1%	Wisconsin State Health and Educational Facilities
	Authority Revenue Bonds (Ascension Health), Series A,
	5%, 11/15/31	5,335	4,761,488
	Wisconsin State Health and Educational Facilities
	Authority, Revenue Refunding Bonds (Franciscan
	Sisters Healthcare), 5%, 9/01/26	1,535	1,208,797
			5,970,285
	Total Municipal Bonds - 71.9%		84,167,125
	Municipal Bonds Transferred to
	Tender Option Bond Trusts (i)
California - 18.0%	Golden State Tobacco Securitization Corporation of
	California, Tobacco Settlement Revenue Bonds,
	Custodial Receipts, Series 1271, 5%, 6/01/45	10,000	7,511,000
	University of California Revenue Bonds, Series B,
	4.75%, 5/15/38 (j)	15,000	13,529,700
			21,040,700
Georgia - 4.9%	Atlanta, Georgia, Airport Passenger Facility Charge
	and Subordinate Lien General Revenue Refunding
	Bonds, Series C, 5%, 1/01/33 (d)	6,000	5,726,040
Illinois - 11.0%	Chicago, Illinois, O'Hare International Airport, General
	Airport Revenue Bonds, Custodial Receipts, Series
	1284, 5%, 1/01/33	15,000	12,819,750

BlackRock Long-Term Municipal Advantage Trust
Schedule of Investments January 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Municipal Bonds Transferred to	Par
State	Tender Option Bond Trusts (i)	(000)	Value
Indiana - 10.9%	Carmel, Indiana, Lease Rental Revenue Bonds
	(Performing Arts Center), 4.75%, 2/01/33	$7,230	$6,556,815
	Carmel, Indiana, Lease Rental Revenue Bonds
	(Performing Arts Center), 5%, 2/01/33	6,580	6,186,121
			12,742,936
Massachusetts - 9.0%	Massachusetts State, HFA, Housing Revenue Refunding
	Bonds, AMT, Series D, 5.45%, 6/01/37	11,855	10,558,774
Nebraska - 4.0%	Omaha Public Power District, Nebraska, Electric System
	Revenue Bonds, Sub-Series B, 4.75%, 2/01/36 (j)(k)	5,000	4,634,500
New York - 16.1%	New York City, New York, City Municipal Water
	Finance Authority, Water and Sewer System, Revenue
	Refunding Bonds, Series D, 5%, 6/15/39	7,500	7,118,325
	New York State Dormitory Authority, State Personal
	Income Tax Revenue Bonds (Education), Series B,
	5.75%, 3/15/36	11,250	11,713,613
			18,831,938
North Carolina - 12.4%	University of North Carolina, University Revenue
	Refunding Bonds, Series A, 4.75%, 12/01/34	15,170	14,537,411
Texas - 7.7%	New Caney, Texas, Independent School District, GO,
	5%, 2/15/35	9,150	8,992,803
	Total Municipal Bonds Transferred to
	Tender Option Bond Trusts - 94.0%		109,884,852
	Total Long-Term Investments
	(Cost - $242,799,112) - 165.9%		194,051,977
	Short-Term Securities	Shares
	Merrill Lynch Institutional Tax-Exempt
	Fund, 0.60% (l)(m)	4,700,000	4,700,000
	Total Short-Term Securities
	(Cost - $4,700,000) - 4.0%		4,700,000
	Total Investments (Cost - $247,499,112*) - 169.9%		198,751,977
	Other Assets Less Liabilities - 2.1%		2,463,351
	Liability for Trust Certificates, Including
	Interest Expense and Fees Payable - (72.0)%		(84,204,025)
	Net Assets - 100.0%		117,011,303

*	The cost and unrealized appreciation (depreciation) of investments as of January 31, 2009, as computed for federal income tax purposes, were as follows:
Aggregate cost	$159,304,112
Gross unrealized appreciation	$314,323
Gross unrealized depreciation	(44,361,458)
Net unrealized depreciation	$(44,047,135)
(a)	FHLMC Collateralized.
(b)	FNMA Collateralized.
(c)	GNMA Collateralized.
(d)	FSA Insured.
(e)	Non-income producing security.
(f)	Issuer filed for bankruptcy and/or is in default of interest payments.

BlackRock Long-Term Municipal Advantage Trust
Schedule of Investments January 31, 2009 (Unaudited)

(g)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the effective yield as of report date.
(h)	Radian Insured.
(i)	Securities represent bonds transferred to a tender option bond trust in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction.
(j)	MBIA Insured.
(k)	FGIC Insured.
(l)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:
Affiliate	Net Activity	Income
Merrill Lynch Institutional Tax-Exempt Fund	3,599,117	$ 7,613
(m)	Represents the current yield as of report date.

Effective November 1, 2008, the Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

Level 1 - price quotations in active markets/exchanges for identical securities
Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)
Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Trust's own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust's policy regarding valuation of investments and other significant accounting policies, please refer to the Trust's most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of January 31, 2009 in determining the fair valuation of the Trust's investments:

Valuation	Investments in
Inputs	Securities
Assets
Level 1	$4,700,000
Level 2	194,051,977
Level 3	-
Total	$198,751,977

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Long-Term Municipal Advantage Trust

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock Long-Term Municipal Advantage Trust

Date: March 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Long-Term Municipal Advantage Trust

Date: March 25, 2009

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Long-Term Municipal Advantage Trust

Date: March 25, 2009